NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) - CAD ($)	Dec. 31, 2022	Dec. 31, 2021
Nature And Continuance Of Operations
Accumulated deficit	$ 79,976,546	$ 52,322,182